Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions
6.
Party-in-Interest Transactions

Certain Plan investments are shares of mutual funds managed by the Trustee; therefore, transactions involving these funds qualify as party-in-interest transactions. In addition, the Plan has arrangements with other service providers and these arrangements also qualify as party-in-interest transactions.

The Plan offers common shares of Worthington Enterprises as an investment option. As a result, Worthington Enterprises qualifies as a party-in-interest.

The Company provides certain administrative and accounting services at no cost to the Plan and may pay for the cost of services incurred in the operation of the Plan.